Deferred Tax Liability	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Deferred Tax Liability
25.	DEFERRED TAX LIABILITY
The following is the deferred tax liability recognized and movements thereon:

Intangible assets
US$
At May 1, 2021	885
Credit to profit or loss (note 11)	(141)
Exchange realignment	(9)

At April 30, 2022	735
Credit to profit or loss (note 11)	(140)
Reclassified as liabilities associated with assets classified as held for sale (note 15)	(599)
Exchange realignment	4

At April 30, 2023	—